EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Jul. 31, 2026
Disclosure Of Exploration And Evaluation Assets [Abstract]
EXPLORATION AND EVALUATION ASSETS [Text Block]

7. EXPLORATION AND EVALUATION ASSETS

British Columbia, Canada

The Company holds mineral claims in British Columbia under the CAP and Carbo properties comprised of two distinct claim groups within the Rocky Mountain Rare Metal Belt.

CAP property

In February 2019, the Company acquired a 100% interest in certain mineral claims (“CAP Claims”), located approximately 85 km northeast of Prince George, British Columbia.  The CAP property is subject to a 2% Net Smelter Return (“NSR”) royalty in favour of the original vendors. Subsequent to this acquisition, the Company staked 3 additional claims contiguous to the acquired CAP Claims. As of July 31, 2026, the CAP property consists of 6 claims totalling 2,824 hectares (July 31, 2025 – 6 claims).

Carbo property

The Company acquired a 100% interest in the Carbo property through various share issuances and cash payments to certain property vendors in 2021 and 2022.  The Carbo property is located north-east and in close proximity to the CAP property.  As of July 31, 2026, the property consists of 17 claims totalling 2,048 hectares (July 31, 2025 – 17 claims).

Quebec, Canada

West James Bay property

In May 2024, the Company purchased a 50% interest in a group of mineral claims (“West James Bay Claims”) located in the James Bay region of Quebec, Canada, for a cash payment of $125,000 to DG Resource Management Ltd., a company controlled by Jody Dahrouge, a director of the Company.

In June 2024, the Company entered into an Earn-In Option Agreement, whereby the Company granted the optionee the option to acquire 80% of the Company’s 50% interest in the West James Bay property, whereby the optionee had to incur $1,000,000 of exploration costs on the West James Bay property and issue 2,500,000 common shares of the optionee to the Company (Note 6).  During the year ended July 31, 2024, the optionee exercised its option by incurring the required expenditures and issuing the shares to the Company.  The Company also retains a 1% Gross Overriding Royalty (“GOR”) on any future production from the West James Bay property on this interest sold.  As of July 31, 2026, the Company retains the GOR royalty and a 10% interest in the West James Bay property.

Lac Le Moyne Carbonatite property

In February 2025, the Company entered into a mineral property acquisition agreement to acquire a 100% interest in certain mineral claims for total consideration of:

  $100,000 in aggregate cash payable over a 3-year period ($50,000 paid to date);
  200,000 in common shares payable over a 2-year period. 100,000 common shares were issued in February 2025 with a fair value of $87,000, and 100,000 in January 2026 with a fair value of $265,000;
  If a material drill intersection of niobium mineralization is identified on the project, an additional 500,000 common shares are payable to the vendor of the property; and
  The property is subject to a 2% NSR to the vendor on future production.

Ontario, Canada

Bianco property

In November 2024, the Company acquired certain mineral claims, situated approximately 12.5 km southwest of the Kingfisher Lake First Nation and 156 km north of Pickle Lake, Ontario from DG Resource Management Ltd., a company controlled by Jody Dahrouge, a director of the Company, for $30,000.  The Bianco property is subject to a 2% NSR to the vendor on future production.

Nebraska, USA

Rift property

During the year ended July 31, 2025, the Company executed agreements with individual landholders to acquire the right to explore for and the option to purchase the mineral and surface rights over 2,217 acres of land.  During the year ended July 31, 2026, the Company has optioned an additional 1,741 acres, bringing the aggregate property holdings to 3,958 acres as at July 31, 2026. All agreements were facilitated by Key Landmark LLC acting as the landman on behalf of the Company. The Rift property is subject to a 0.5% NSR on future production payable to the landman, and the underlying landowners retain a 2.0% NSR royalty, for an aggregate NSR royalty of 2.5%.  All agreements have a 5-year term from signing.

Subsequent to July 31, 2026, the Company optioned a further 432 acres bringing the Company's holdings to 4,390 acres.

Colorado, USA

Iron Hills property

In April 2026, the Company acquired certain mineral claims for $80,000.  The property is subject to a 3% NSR to the vendor on future production.  As of July 31, 2026, the property consists of 76 claims.

Reclamation Bonds

The Company's reclamation bonds relate to the following properties:

	As at	As at
	July 31, 2026	July 31, 2025
	$	$
CAP property	33,000	33,000
Rift property	94,696	-
Total	127,696	33,000

The following table summarizes exploration and evaluation asset changes during the applicable periods:

	CAP	Carbo	West James Bay	Lac Le Moyne	Bianco	Rift	Iron Hills	Total property costs
Balance, July 31, 2024	964,721	138,978	1	-	-	-	-	1,103,700
Acquisition costs - cash	-	-	-	25,000	30,000	420,287	-	475,287
Acquisition costs - shares	-	-	-	87,000	-	-	-	87,000
Assays	34,575	-	-	-	13,782	-	-	48,357
Camp costs	73,460	-	-	-	-	-	-	73,460
Drilling costs	355,147	-	-	-	-	-	-	355,147
Geological expenses	132,761	-	-	100,798	75,735	-	-	309,294
Reports and other	16,912	-	-	-	-	164,628	-	181,540
Supplies	13,688	-	-	9,240	9,843	-	-	32,771
Travel & transportation	432,598	-	-	45,444	189,771	40,903	-	708,716
Total for the year	1,059,141	-	-	267,482	319,131	625,818	-	2,271,572
Mining tax credits	(27,918)	-	-	-	-	-	-	(27,918)
Balance, July 31, 2025	1,995,944	138,978	1	267,482	319,131	625,818	-	3,347,354
Acquisition costs - cash	-	-	-	25,000	-	569,359	80,574	674,933
Acquisition costs - shares	-	-	-	265,000	-	-	-	265,000
Acquisition costs - staking	9,620	-	-	-	-	-	-	9,620
Assays	274,330	7,287	-	17,095	-	1,811,925	-	2,110,637
Camp costs	367,795	-	-	-	-	-	-	367,795
Drilling costs	1,071,643	-	-	-	-	8,237,293	-	9,308,936
Geological expenses	440,097	14,368	-	5,130	1,922	1,816,543	-	2,278,060
Other costs	73,301	-	-	-	-	285,179	-	358,480
Supplies and rentals	128,696	-	-	10,134	-	1,043,854	-	1,182,684
Travel & accommodation	1,163,643	-	-	9,587	-	388,454	-	1,561,684
Total for the year	3,529,125	21,655	-	331,946	1,922	14,152,607	80,574	18,117,829
Balance, July 31, 2026	5,525,069	160,633	1	599,428	321,053	14,778,425	80,574	21,465,183